UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007
                                               ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Eos Partners, L.P.
           --------------------------------------------------
Address:   320 Park Avenue
           --------------------------------------------------
           New York, New York 10022
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  28-4019
                       ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Steven M. Friedman
           --------------------------------------------------
Title:     Manager of Eos General, L.L.C., its General Partner
           --------------------------------------------------
Phone:     (212) 832-5800
           --------------------------------------------------

Signature, Place, and Date of Signing:

  /s/ Steven M. Friedman        New York, New York         November 6, 2007
 ------------------------    ------------------------     -------------------
       [Signature]                [City, State]                  [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                         0
                                               -------------

Form 13F Information Table Entry Total:                   81
                                               -------------
                                                     166,527
Form 13F Information Table Value Total:        -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                  FORM 13F INFORMATION TABLE

              COLUMN 1                COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------------
                                                           VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER                TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- -------- -------

Abbott Labs                       Common Stock   002824100     536    10,000 SH       SOLE                 10,000
-----------------------------------------------------------------------------------------------------------------------------------
Accredited Home Lendrs Hldg       Common Stock   00437P107      84       200 SH       SOLE                    200
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Acme Packet Inc                   Common Stock   004764106     925    60,000 SH       DEFINED              60,000
-----------------------------------------------------------------------------------------------------------------------------------
Aes Corp                          Common Stock   00130H105   2,305   115,000 SH       SOLE                115,000
-----------------------------------------------------------------------------------------------------------------------------------
Altria Group Inc                  Common Stock   02209S103   2,086    30,000 SH       SOLE                 30,000
-----------------------------------------------------------------------------------------------------------------------------------
Ambac Finl Group Inc              Common Stock   023139108   1,887    30,000 SH       SOLE                 30,000
-----------------------------------------------------------------------------------------------------------------------------------
Amphenol Corp New                 Class A        032095101   1,153    29,000 SH       DEFINED              29,000
-----------------------------------------------------------------------------------------------------------------------------------
Annaly Cap Mgmt Inc               Common Stock   035710409   1,035    65,000 SH       SOLE                 65,000
-----------------------------------------------------------------------------------------------------------------------------------
Atheros Communications Inc        Common Stock   04743P108   1,409    47,000 SH       DEFINED              47,000
-----------------------------------------------------------------------------------------------------------------------------------
Broadcom Corp                     Class A        111320107   1,166    32,000 SH       DEFINED              32,000
-----------------------------------------------------------------------------------------------------------------------------------
Business Objects S A              Sponsored ADR  12328X107   1,346    30,000 SH       DEFINED              30,000
-----------------------------------------------------------------------------------------------------------------------------------
Bauer Eddie Hldgs Inc             Common Stock   071625107   2,365   275,000 SH       SOLE                275,000
-----------------------------------------------------------------------------------------------------------------------------------
Canon Inc ADR                     ADR            138006309   1,629    30,000 SH       SOLE                 30,000
-----------------------------------------------------------------------------------------------------------------------------------
Capstead Mtg Corp                 Com No Par     14067E506   4,910   477,600 SH       SOLE                477,600
-----------------------------------------------------------------------------------------------------------------------------------
CBS Corp New                      Class A        124857103   1,279    40,600 SH       SOLE                 40,600
-----------------------------------------------------------------------------------------------------------------------------------
CBS Corp New                      Class B        124857202     158     5,000 SH       SOLE                  5,000
-----------------------------------------------------------------------------------------------------------------------------------
Chevron Corp New                  Common Stock   166764100   1,872    20,000 SH       SOLE                 20,000
-----------------------------------------------------------------------------------------------------------------------------------
Chicago Bridge & Iron Co N V      NY Registry SH 167250109   1,077    25,000 SH       SOLE                 25,000
-----------------------------------------------------------------------------------------------------------------------------------
CIT Group Inc                     Common Stock   125581108     402    10,000 SH       SOLE                 10,000
-----------------------------------------------------------------------------------------------------------------------------------
Citigroup Inc                     Common Stock   172967101   3,267    70,000 SH       SOLE                 70,000
-----------------------------------------------------------------------------------------------------------------------------------
Citrix Sys Inc                    Common Stock   177376100     887    22,000 SH       DEFINED              22,000
-----------------------------------------------------------------------------------------------------------------------------------
Coca Cola Co                      Common Stock   191216100   4,368    76,000 SH       SOLE                 76,000
-----------------------------------------------------------------------------------------------------------------------------------
Cognos Inc                        Common Stock   19244C109   1,246    30,000 SH       DEFINED              30,000
-----------------------------------------------------------------------------------------------------------------------------------
Comcast Corp New                  Class A SPL    20030N200   1,707    71,250 SH       SOLE                 71,250
-----------------------------------------------------------------------------------------------------------------------------------
Commvault Systems Inc             Common Stock   204166102     889    48,000 SH       DEFINED              48,000
-----------------------------------------------------------------------------------------------------------------------------------
Corning Inc                       Common Stock   219350105   1,726    70,000 SH       DEFINED              70,000
-----------------------------------------------------------------------------------------------------------------------------------
Covidien Ltd                      Common Stock   G2552X108     716    17,250 SH       SOLE                 17,250
-----------------------------------------------------------------------------------------------------------------------------------
CVS Caremark Corporation          Common Stock   126650100   1,982    50,000 SH       SOLE                 50,000
-----------------------------------------------------------------------------------------------------------------------------------
Domtar Corp                       Common Stock   257559104     656    80,000 SH       SOLE                 80,000
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Ebay Inc                          Common Stock   278642103   1,171    30,000 SH       DEFINED              30,000
-----------------------------------------------------------------------------------------------------------------------------------
Foster Wheeler Ltd                SHS New        G36535139   3,282    25,000 SH       SOLE                 25,000
-----------------------------------------------------------------------------------------------------------------------------------
General Electric Co               Common Stock   369604103   1,863    45,000 SH       SOLE                 45,000
-----------------------------------------------------------------------------------------------------------------------------------
Gentek Inc                         Common
                                  Stock New      37245X203      16       534 SH       SOLE                    534
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Genworth Finl Inc                 Class A        37247D106   1,076    35,000 SH       SOLE                 35,000
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Goldman Sachs Group Inc           Common Stock   38141G104   1,300     6,000 SH       SOLE                  6,000
-----------------------------------------------------------------------------------------------------------------------------------
Google Inc                        Class A        38259P508   1,225     2,160 SH       DEFINED               2,160
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Halliburton Company               Common Stock   406216101   3,456    90,000 SH       SOLE                 90,000
-----------------------------------------------------------------------------------------------------------------------------------
Harman Intl Inds Inc              Common Stock   413086109     519     6,000 SH       SOLE                  6,000
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Hewlett Packard Co                Common Stock   428236103   1,494    30,000 SH       DEFINED              30,000
-----------------------------------------------------------------------------------------------------------------------------------
Immersion Corp                    Common Stock   452521107     410    25,000 SH       SOLE                 25,000
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Informatica Corp                  Common Stock   45666Q102     644    41,000 SH       DEFINED              41,000
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Ishares Trust                     DJ Broker-Deal 464288794   1,561    30,000 SH       SOLE                 30,000
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Johnson & Johnson                 Common Stock   478160104   3,646    55,500 SH       SOLE                 55,500
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JP Morgan Chase & Co              Common Stock   46625H100   2,383    52,000 SH       SOLE                 52,000
-----------------------------------------------------------------------------------------------------------------------------------
Kaiser Aluminum Corp               Common
                                  Par $0.01      483007704   1,764    25,000 SH       SOLE                 25,000
-----------------------------------------------------------------------------------------------------------------------------------
KBR Inc                           Common Stock   48242W106   1,590    41,000 SH       SOLE                 41,000
-----------------------------------------------------------------------------------------------------------------------------------
Limited Brands Inc                Common Stock   532716107     572    25,000 SH       SOLE                 25,000
-----------------------------------------------------------------------------------------------------------------------------------
Littelfuse Inc                    Common Stock   537008104   1,071    30,000 SH       DEFINED              30,000
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McAffee Inc                       Common Stock   579064106   1,046    30,000 SH       DEFINED              30,000
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Meade Instruments Corp            Common Stock   583062104     482   240,000 SH       SOLE                240,000
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Memc Electr Matls Inc             Common Stock   552715104   1,766    30,000 SH       DEFINED              30,000
-----------------------------------------------------------------------------------------------------------------------------------
MF Global Ltd                     SHS            G60642108     580    20,000 SH       SOLE                 20,000
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Mgic Invt Corp Wis                Common Stock   552848103     485    15,000 SH       SOLE                 15,000
-----------------------------------------------------------------------------------------------------------------------------------
Monsanto Co New                   Common Stock   61166W101     857    10,000 SH       SOLE                 10,000
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Natrol Inc                        Common Stock   638789107   2,775   925,044 SH       SOLE                925,044
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Nexcen Brands Inc                 Common Stock   653351106   1,848   275,000 SH       SOLE                275,000
-----------------------------------------------------------------------------------------------------------------------------------
NYSE Euronext                     Common Stock   629491101     792    10,000 SH       SOLE                 10,000
-----------------------------------------------------------------------------------------------------------------------------------
PMI Group                         Common Stock   69344M101   1,308    40,000 SH       SOLE                 40,000
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R.H. Donnelley Corp                Common
                                  Stock New      74955W307   1,120    20,000 SH       SOLE                 20,000
-----------------------------------------------------------------------------------------------------------------------------------
Radian Group Inc                  Common Stock   750236101     233    10,000 SH       SOLE                 10,000
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Reliance Steel & Aluminum Co      Common Stock   759509102   1,414    25,000 SH       SOLE                 25,000
-----------------------------------------------------------------------------------------------------------------------------------
Research in Motion Ltd            Common Stock   760975102   1,232    12,500 SH       SOLE                 12,500
-----------------------------------------------------------------------------------------------------------------------------------
RTI Intl Metals Inc               Common Stock   74973W107   2,576    32,500 SH       SOLE                 32,500
-----------------------------------------------------------------------------------------------------------------------------------
Sandisk Corp                      Common Stock   80004C101   1,653    30,000 SH       DEFINED              30,000
-----------------------------------------------------------------------------------------------------------------------------------
Select Sector Spdr Tr             SBI Int-Finl   81369Y605   2,299    67,000 SH       SOLE                 67,000
-----------------------------------------------------------------------------------------------------------------------------------
Seacor Holdings Inc               Common Stock   811904101   4,993    52,500 SH       SOLE                 52,500
-----------------------------------------------------------------------------------------------------------------------------------
Sina Corp                         Common Stock   G81477104     718    15,000 SH       DEFINED              15,000
-----------------------------------------------------------------------------------------------------------------------------------
Sohu Com Inc                      Common Stock   83408W103     830    22,000 SH       DEFINED              22,000
-----------------------------------------------------------------------------------------------------------------------------------
Spdr Series Trust                 KB Ins Etf     78464A789   2,291    40,000 SH       SOLE                 40,000
-----------------------------------------------------------------------------------------------------------------------------------
Spdr Tr                           Unit Ser 1     78462F103   4,577    30,000 SH       SOLE                 30,000
-----------------------------------------------------------------------------------------------------------------------------------
Staren Networks Corp              Common Stock   85528P108     676    32,000 SH       DEFINED              32,000
-----------------------------------------------------------------------------------------------------------------------------------
Symantec Corp                     Common Stock   871503108     775    40,000 SH       DEFINED              40,000
-----------------------------------------------------------------------------------------------------------------------------------
TD Ameritrade Hldg Corp           Common Stock   87236Y108     182    10,000 SH       SOLE                 10,000
-----------------------------------------------------------------------------------------------------------------------------------
Time Warner Inc                   Common Stock   887317105   2,295   125,000 SH       SOLE                125,000
-----------------------------------------------------------------------------------------------------------------------------------
Titan Intl Inc Ill                Common Stock   88830M102   1,117    35,000 SH       SOLE                 35,000
-----------------------------------------------------------------------------------------------------------------------------------
Town Sports Intl Hldgs Inc        Common Stock   89214A102   1,853   121,801 SH       SOLE                121,801
-----------------------------------------------------------------------------------------------------------------------------------
UBS AG                            SHS New        H89231338     533    10,000 SH       SOLE                 10,000
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United Westn Bancorp Inc          Common Stock   913201109     529    25,000 SH       SOLE                 25,000
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URS Corp New                      Common Stock   903236107   1,694    30,000 SH       SOLE                 30,000
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Verasun Energy Corp               Common Stock   92336G106  46,586 4,235,120 SH       DEFINED           4,235,120
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Zilog Inc                        Com Par $0.01   989524301     301    82,641 SH       SOLE                 82,641
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